Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	Eastside Distilling, Inc.
Entity Central Index Key	0001534708
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Filer Category	Smaller Reporting Company